Long-term debt (Tables)	6 Months Ended
Jun. 30, 2022
Long-term debt
Schedule of long-term debt

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Lampung facility:
Export credit tranche	$56,285	$64,437
FSRU tranche	9,577	14,688
$385 million facility:
Commercial tranche	202,309	211,774
Export credit tranche	34,500	37,833
Revolving credit tranche	63,050	63,050
Outstanding principal	365,721	391,782
Lampung facility unamortized debt issuance cost	(2,195)	(2,751)
$385 million facility unamortized debt issuance costs	(2,528)	(2,959)
Total debt	360,998	386,072
Less: Current portion of long-term debt	(43,747)	(46,385)
Long-term debt	$317,251	$339,687